Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
IfrsStatementLineItems [Line Items]
Total finished goods	$ 13,643	$ 9,152
Consumable	607	391
Current inventories	14,250	9,543
Spare parts	6,448	6,597
Inventories	20,698	16,140	$ 14,667
Lithium Oxide Concentrate [Member]
IfrsStatementLineItems [Line Items]
Total finished goods	13,898	2,653
High Purity Lithium Fines [Member]
IfrsStatementLineItems [Line Items]
Total finished goods	7,690	6,499
Provision For Expected Inventory Losses [Member]
IfrsStatementLineItems [Line Items]
Total finished goods	$ (7,945)

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.